Investments - Narrative (Details) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) security	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Investment [Line Items]
Percentage (based on amount of unrealized loss) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	71.00%		83.00%
Percentage (based on fair value) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	87.00%		91.00%
Other than temporary impairment charges	$ 24	$ 48	$ 51	$ 51	$ 11
Average life of ABS			5 years
Average life of MBS			4 years 6 months
Investment management charges (are less than in 2014)	4	4	$ 5	6
Residential MBS
Investment [Line Items]
Non-credit related portion of other-than-temporary impairment charges taken for securities still owned	132		149	160
Fixed maturities, Gross Unrealized, Losses	(4)		(7)	(6)
Other than temporary impairment charges			1
Corporate bonds
Investment [Line Items]
Other than temporary impairment charges	13		17
Fixed maturities - all other
Investment [Line Items]
Other than temporary impairment charges			7
Securities with non-credit other-than-temporary impairment charges
Investment [Line Items]
Gross Unrealized, Gains	106		101	104
Gross Unrealized, Losses	(5)		(2)	(5)
Fixed maturities
Investment [Line Items]
Fixed maturities, Gross Unrealized, Losses	$ (68)		$ (195)	(321)
Number of available for sale securities in an unrealized loss position | security	467		892
Other than temporary impairment charges	$ 13	$ 25	$ 25	28	8
Common stocks
Investment [Line Items]
Number of available for sale securities in an unrealized loss position | security	16		20
Other than temporary impairment charges	$ 19		$ 41
Equity securities, Gross Unrealized, Losses	$ (12)		(9)	(35)
Preferred stocks
Investment [Line Items]
Number of available for sale securities in an unrealized loss position | security	1
Other than temporary impairment charges	$ 5
Equity securities, Gross Unrealized, Losses	0		$ (1)	$ 0
Maximum
Investment [Line Items]
Investment management charges (are less than in 2014)					$ 1
Maximum | Residential MBS
Investment [Line Items]
Other than temporary impairment charges	1
Maximum | Preferred stocks
Investment [Line Items]
Equity securities, Gross Unrealized, Losses	$ (1)
Number of available for sale securities in an unrealized loss position for twelve months or longer | Common stocks
Investment [Line Items]
Number of available for sale securities in an unrealized loss position | security	0		1